Retirement plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Maximum employer annual contribution per employee, percent	4.50%
Contributions to plan	$ 125,680	$ 116,850